Dividends (Tables)	12 Months Ended
Dec. 31, 2013
Dividends Disclosure [Abstract]
Schedule of dividends paid
XL-Cayman paid dividends to Series C, Series D and Series E preference shareholders for the indicated years ended December 31, as follows:

(U.S. dollars in millions)	2013	2012	2011
Series C preference ordinary shares (1)	$—	$—	$5.3
Series D preference ordinary shares (2) (3)	$12.3	$14.0	$—
Series E preference ordinary shares (4)	$65.1	$65.1	$66.2
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(1)	At December 31, 2013, 2012 and 2011, no Series C preference ordinary shares were outstanding.

(2)
On October 25, 2013, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.5957 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend was paid on January 15, 2014 to all shareholders of record as of January 1, 2014.

(3)
On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.3946 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.

(4)
On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $32.50 per share on XL-Cayman’s Series E Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.